JPMORGAN FUNDS

JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan International Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan U.S. Real Estate Fund
(each, a series of JPMorgan Trust II)

Supplement dated November 1, 2006
to the Statement of Additional Information
Dated November 1, 2005, as supplemented May 1, 2006, May 5, 2006 and June 30, 2006

Effective November 1, 2006, all references to the Funds listed below shall be deleted from this Statement of Additional Information, as a separate Statement of Additional Information dated November 1, 2006 will cover these Funds. These Funds include:

1.	JPMorgan Diversified Mid Cap Growth Fund

2.	JPMorgan Diversified Mid Cap Value Fund

3.	JPMorgan Equity Income Fund

4.	JPMorgan Equity Index Fund

5.	JPMorgan International Equity Index Fund

6.	JPMorgan Intrepid Mid Cap Fund

7.	JPMorgan Investor Balanced Fund

8.	JPMorgan Investor Conservative Growth Fund

9.	JPMorgan Investor Growth & Income Fund

10.	JPMorgan Investor Growth Fund

11.	JPMorgan Large Cap Growth Fund

12.	JPMorgan Large Cap Value Fund

13.	JPMorgan Market Expansion Index Fund

14.	JPMorgan Multi-Cap Market Neutral Fund

15.	JPMorgan Small Cap Growth Fund

16.	JPMorgan Small Cap Value Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-T2SAI-1106